Share Capital (Details) - USD ($)		1 Months Ended				6 Months Ended		12 Months Ended
	Feb. 28, 2018	Oct. 31, 2018	May 31, 2018	Mar. 31, 2018	Feb. 28, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share Capital (Textual)
Common stock, authorized						200,000,000		200,000,000	200,000,000
Common stock, par value (in dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Number of shares issued for services								225,000
Proceeds from issuance of shares							$ 350,000	$ 1,449,000	$ 465,000
Fair value of issued shares for services								$ 357,750
Number of shares issued upon acquisition								35,000
Value of shares issued upon acquisition								$ 18,200,000
Number of shares issued for services								100,000	91,667
Fair value of issued shares for services								$ 204,000	$ 176,055
Number of shares issued conversion of convertible note and accrued interest								504,167	13,000,000
Value of shares issued conversion of convertible note and accrued interest								$ 302,500	$ 3,350,000
Number of shares issued conversion of convertible note and accrued interest								172,222
Value of shares issued conversion of convertible note and accrued interest								$ 103,000
Number of shares issued for services								172,222	1,075,000
Fair value of issued shares for services								$ 200,000	$ 1,161,000
Number of shares issued for services								50,000
Fair value of issued shares for services								$ 80,000
Number of shares issued for services								100,000
Fair value of issued shares for services								$ 85,000
Number of shares issued for services								225,000
Fair value of issued shares for services								$ 168,750
Number of shares issued for services								850,000	108,333
Fair value of issued shares for services								$ 425,000	$ 83,416,000
Number of shares issued for services								1,575,000
Fair value of issued shares for services								$ 787,500
Number of shares issued for services								600,000
Fair value of issued shares for services								$ 306,000
Number of shares issued for services								300,000
Fair value of issued shares for services								$ 150,000
Number of shares issued for services								1,000,000
Fair value of issued shares for services								$ 175,000
Number of shares issued for cash								1,750,000
Number of shares issued for cash								4,500,000	417,461
Number of value issued for cash								$ 360,000	$ 265,000
Number of shares issued for cash								1,525,000
Number of value issued for cash								$ 114,375
Share price (in dollars per share)								$ 0.20
Proceeds from warrants exercises							$ 988,000	$ 2,096,000	$ 980,000
Number of shares issued for services								5,550,000
Fair value of issued shares for services								$ 1,148,000
Number of shares issued for cash								4,250,000
Number of value issued for cash								$ 324,500
Number of shares issued pursuant to a settlement								354,409	37,500
Number of value issued pursuant to a settlement								$ 96,000	$ 30,000
Number of shares issued for subscription receivable								9,500,000
Number of value issued pursuant for subscription receivable								$ 1,425,000
Number of shares issued settlement of related party loan									859,802
Amount of settlement of related party loan									$ 662,048
Number of shares issued common stock for employment commencement services									3,000,000
Fair value issued for common stock for employment commencement services									$ 2,750,000
Fair value amount								$ 1,249,000	$ 265,000
Maxim Group LLC [Member]
Share Capital (Textual)
Engagement agreement, description								The Company has agreed for any financing arranged by Maxim for the Company, during the contractual period, the Company will in addition to paying a cash fee of up to 7% of funds raised to deliver a cash warrant to Maxim to purchase shares in the Company equal to 4% of the number of shares issued in the financing. The warrants will be exercisable at 120% of the pricing of the common stock issued in the raise. The exercisable period is 12 months from the date of the raise, thereafter if not exercised the warrants will lapse.
Service, Other [Member]
Share Capital (Textual)
Number of shares issued for cash						5,000,000
Fair value amount						$ 150,000
Series A-1 Preferred Stock [Member]
Share Capital (Textual)
Number of shares issued conversion of preferred stock									4,000,000
Number of redeemable preference shares									555,555
Warrant 10 [Member]
Share Capital (Textual)
Warrant issued								5,225,000
Exercise price (in dollars per share)								$ 0.80
Warrants exercised								8,675,000
Number of stock reserved for issuance of warrant								185,169
Maturity term								2020-07
Proceeds from issuance of warrants								$ 2,096,000
Warrant forfeited								301,219
Number of warrant exercise price decrease								6,500,000
Compensation cost								$ 544,000
Common Stock [Member]
Share Capital (Textual)
Number of shares issued upon acquisition								12,277
Number of shares issued for cash								21,525	417
Number of shares issued settlement of related party loan									897
Fair value amount								$ 2,000
Temporary Equity [Member]
Share Capital (Textual)
Number of shares issued for cash
Number of shares issued settlement of related party loan
Fair value amount
Warrant 3 [Member]
Share Capital (Textual)
Warrant issued								4,250,000
Exercise price (in dollars per share)								$ 0.20
Warrant 2 [Member]
Share Capital (Textual)
Warrant issued								1,850,000
Exercise price (in dollars per share)								$ 0.10
Warrant 1 [Member]
Share Capital (Textual)
Warrant issued								850,000
Exercise price (in dollars per share)								$ 0.50
Warrant [Member]
Share Capital (Textual)
Warrant issued								750,000
Exercise price (in dollars per share)						$ 0.80		$ 0.075
Number of stock reserved for issuance of warrant						185,169
Maturity term						2020-07
Warrant 11 [Member]
Share Capital (Textual)
Warrant issued								975,000
Exercise price (in dollars per share)								$ 0.075
Warrant 6 [Member]
Share Capital (Textual)
Warrant issued									55,556
Exercise price (in dollars per share)									$ 0.80
Warrant 5 [Member]
Share Capital (Textual)
Warrant issued									127,366
Exercise price (in dollars per share)									$ 0.80
Warrant 7 [Member]
Share Capital (Textual)
Warrant issued									833,334
Exercise price (in dollars per share)									$ 0.60
Warrant 8 [Member]
Share Capital (Textual)
Warrant issued									350,000
Exercise price (in dollars per share)									$ 0.60
Warrant 9 [Member]
Share Capital (Textual)
Warrant issued									155,000
Exercise price (in dollars per share)									$ 0.80
123Wish, Inc. [Member]
Share Capital (Textual)
Common stock, par value (in dollars per share)								$ 1.04
Ownership percentage acquired	51.00%				51.00%	51.00%		51.00%
Number of shares issued upon acquisition					1,333,334			1,333,334
Value of shares issued upon acquisition	$ 1,387,000
Browning Productions & Entertainment, Inc [Member]
Share Capital (Textual)
Ownership percentage acquired								51.00%
Number of shares issued upon acquisition		150,000						150,000
Value of shares issued upon acquisition								$ 51,000
Banana Whale Studios PTE Ltd [Member]
Share Capital (Textual)
Number of shares issued upon acquisition			7,383,000
Value of shares issued upon acquisition
Love Media House, Inc. (formerly C-Rod, Inc.) [Member]
Share Capital (Textual)
Number of shares issued upon acquisition				3,376,147				1,376,147
Value of shares issued upon acquisition				$ 1,885,000				$ 1,541,285,000
Banana Whale Studios Pte [Member]
Share Capital (Textual)
Ownership percentage acquired								51.00%
Number of shares issued upon acquisition								7,383,000
Love Media House, Inc. (formerly C-Rod, Inc.) [Member]
Share Capital (Textual)
Ownership percentage acquired						100.00%		100.00%
Number of shares issued upon acquisition								2,000,000
Value of shares issued upon acquisition								$ 344,000
Software [Member]
Share Capital (Textual)
Number of shares issued upon acquisition								3,000,000
Value of shares issued upon acquisition								$ 548,000
One Horizon Hong Kong Ltd [Member]
Share Capital (Textual)
Ownership percentage acquired						100.00%		100.00%
Horizon Network Technology Co. Ltd [Member]
Share Capital (Textual)
Ownership percentage acquired						100.00%		100.00%
Global Phone Credit Limited [Member]
Share Capital (Textual)
Ownership percentage acquired								100.00%
Browning Production and Entertainment Inc [Member]
Share Capital (Textual)
Ownership percentage acquired						51.00%		51.00%
Number of shares issued for cash						2,048,334
Fair value amount						$ 126,760